Investments - Schedule of Carrying Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	$ 958	$ 982
Carrying value of investments, Non-Current	670	883
Total Investments	1,628	1,865
Investment carried at amortized cost	277	291
Investments carried at fair value through other comprehensive income	1,022	1,484
Investments carried at fair value through profit and loss	329	90
Cost | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	3
Carrying value of investments, Non-Current	274	291
Fair Value | Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	267	117
Carrying value of investments, Non-Current	310	493
Fair Value | Liquid Mutual Funds | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	258	12
Fair Value | Unquoted Preference Securities | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	3
Fair Value | Commercial Paper | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	72	45
Fair Value | Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	358	808
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	15	21
Fair Value | Unquoted Convertible Promissory Note | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current		2
Fair Value | Fixed Maturity Plan Securities | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	66	66
Fair Value | Others | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	$ 2	$ 10